Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-4.17%
Alphabet, Inc., Class A	435,800	$83,630,020
Alphabet, Inc., Class C	351,590	67,807,647
AT&T, Inc.	4,941,470	135,445,693
Charter Communications, Inc., Class A(b)(c)	350,260	94,346,034
Comcast Corp., Class A	3,980,790	132,281,652
Electronic Arts, Inc.	948,576	144,648,354
Fox Corp., Class A(c)	1,635,633	91,202,896
Fox Corp., Class B	1,007,512	51,524,164
Interpublic Group of Cos., Inc. (The)	5,893,717	144,985,438
Live Nation Entertainment, Inc.(b)(c)	975,210	144,038,517
Match Group, Inc.(c)	4,439,934	152,156,538
Meta Platforms, Inc., Class A	201,900	156,157,536
Netflix, Inc.(b)	114,685	132,965,789
News Corp., Class A	3,753,856	110,063,058
News Corp., Class B(c)	1,108,253	37,037,815
Omnicom Group, Inc.(c)	1,910,389	137,643,527
Paramount Global, Class B(c)	11,440,060	143,801,554
Take-Two Interactive Software, Inc.(b)	596,887	132,944,642
TKO Group Holdings, Inc.(c)	848,985	142,637,970
T-Mobile US, Inc.	606,896	144,690,075
Trade Desk, Inc. (The), Class A(b)(c)	1,985,490	172,658,210
Verizon Communications, Inc.	3,201,558	136,898,620
Walt Disney Co. (The)	1,171,624	139,552,135
Warner Bros. Discovery, Inc.(b)	13,323,286	175,467,677
		3,004,585,561
Consumer Discretionary-10.43%
Airbnb, Inc., Class A(b)	1,014,333	134,307,833
Amazon.com, Inc.(b)	656,734	153,747,997
Aptiv PLC (Jersey)(b)	1,995,106	136,944,076
AutoZone, Inc.(b)	38,267	144,204,597
Best Buy Co., Inc.	1,927,740	125,418,764
Booking Holdings, Inc.	25,358	139,571,953
Caesars Entertainment, Inc.(b)(c)	5,018,959	133,905,826
CarMax, Inc.(b)	2,064,586	116,876,213
Carnival Corp.(b)(c)	5,865,961	174,629,659
Chipotle Mexican Grill, Inc.(b)	2,703,743	115,936,500
D.R. Horton, Inc.	1,121,743	160,229,770
Darden Restaurants, Inc.	643,843	129,843,818
Deckers Outdoor Corp.(b)	1,297,586	137,764,706
Domino’s Pizza, Inc.(c)	313,354	145,148,706
DoorDash, Inc., Class A(b)	643,415	161,014,604
eBay, Inc.	1,798,701	165,030,817
Expedia Group, Inc.	807,775	145,577,210
Ford Motor Co.(c)	13,135,900	145,414,413
Garmin Ltd.	669,648	146,492,196
General Motors Co.	2,807,878	149,772,213
Genuine Parts Co.	1,135,745	146,374,816
Hasbro, Inc.	2,028,155	152,436,130
Hilton Worldwide Holdings, Inc.	552,373	148,080,154
Home Depot, Inc. (The)	388,461	142,763,302
Las Vegas Sands Corp.	3,347,078	175,386,887
Lennar Corp., Class A(c)	1,256,005	140,898,641
LKQ Corp.(c)	3,556,113	104,798,650
Lowe’s Cos., Inc.	632,005	141,297,358
lululemon athletica, inc.(b)	555,196	111,333,454
Marriott International, Inc., Class A	526,803	138,986,435
McDonald’s Corp.	464,075	139,254,985
MGM Resorts International(b)(c)	4,214,326	153,612,183
Mohawk Industries, Inc.(b)(c)	1,337,399	153,145,559
NIKE, Inc., Class B	2,218,432	165,694,686
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(b)	7,339,174	$187,589,287
NVR, Inc.(b)	19,632	148,211,588
O’Reilly Automotive, Inc.(b)	1,555,649	152,951,410
Pool Corp.(c)	466,786	143,835,438
PulteGroup, Inc.	1,353,773	152,868,047
Ralph Lauren Corp.	523,424	156,372,920
Ross Stores, Inc.	1,026,848	140,205,826
Royal Caribbean Cruises Ltd.(c)	522,937	166,225,984
Starbucks Corp.(c)	1,468,345	130,917,640
Tapestry, Inc.	1,712,770	185,030,543
Tesla, Inc.(b)	428,985	132,243,206
TJX Cos., Inc. (The)	1,124,415	140,023,400
Tractor Supply Co.(c)	2,728,966	155,414,614
Ulta Beauty, Inc.(b)	306,354	157,775,374
Williams-Sonoma, Inc.	900,081	168,360,151
Wynn Resorts Ltd.(c)	1,599,958	174,443,421
Yum! Brands, Inc.(c)	976,452	140,755,556
		7,509,119,516
Consumer Staples-7.40%
Altria Group, Inc.	2,337,411	144,779,237
Archer-Daniels-Midland Co.(c)	2,877,436	155,899,483
Brown-Forman Corp., Class B(c)	5,092,253	146,911,499
Bunge Global S.A.	1,855,717	148,011,988
Campbell’s Co. (The)(c)	4,192,964	133,839,411
Church & Dwight Co., Inc.	1,413,161	132,512,107
Clorox Co. (The)	1,109,312	139,285,215
Coca-Cola Co. (The)	1,942,988	131,909,455
Colgate-Palmolive Co.	1,520,326	127,479,335
Conagra Brands, Inc.	6,260,022	114,308,002
Constellation Brands, Inc., Class A	828,493	138,391,471
Costco Wholesale Corp.	140,206	131,743,166
Dollar General Corp.	1,256,468	131,803,493
Dollar Tree, Inc.(b)	1,486,264	168,765,277
Estee Lauder Cos., Inc. (The), Class A(c)	2,004,553	187,104,977
General Mills, Inc.(c)	2,582,448	126,488,303
Hershey Co. (The)(c)	833,653	155,167,833
Hormel Foods Corp.(c)	4,527,672	127,182,306
J.M. Smucker Co. (The)	1,461,134	156,838,124
Kellanova	1,715,910	136,981,095
Kenvue, Inc.	6,409,596	137,421,738
Keurig Dr Pepper, Inc.	4,261,531	139,138,987
Kimberly-Clark Corp.	1,054,110	131,363,188
Kraft Heinz Co. (The)(c)	5,300,708	145,557,442
Kroger Co. (The)	2,167,201	151,920,790
Lamb Weston Holdings, Inc.	2,511,198	143,314,070
McCormick & Co., Inc.	1,851,700	130,785,571
Molson Coors Beverage Co., Class B(c)	2,705,695	131,821,460
Mondelez International, Inc., Class A	2,091,856	135,322,165
Monster Beverage Corp.(b)	2,237,470	131,451,363
PepsiCo, Inc.	1,078,578	148,757,478
Philip Morris International, Inc.	764,287	125,381,282
Procter & Gamble Co. (The)	863,890	129,989,528
Sysco Corp.	1,873,594	149,138,082
Target Corp.	1,427,629	143,476,715
Tyson Foods, Inc., Class A	2,529,387	132,286,940
Walgreens Boots Alliance, Inc.(c)	12,349,267	143,745,468
Walmart, Inc.	1,461,926	143,239,509
		5,329,513,553
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Energy-4.27%
APA Corp.(c)	7,141,437	$137,758,320
Baker Hughes Co., Class A	3,588,147	161,646,022
Chevron Corp.	967,469	146,707,056
ConocoPhillips	1,500,276	143,036,314
Coterra Energy, Inc.(c)	5,432,135	132,489,773
Devon Energy Corp.	4,062,526	134,957,114
Diamondback Energy, Inc.	940,400	139,799,864
EOG Resources, Inc.	1,167,670	140,143,753
EQT Corp.	2,595,538	139,510,168
Expand Energy Corp.	1,247,781	130,742,493
Exxon Mobil Corp.	1,281,006	143,011,510
Halliburton Co.	6,311,271	141,372,470
Kinder Morgan, Inc.	5,088,531	142,784,180
Marathon Petroleum Corp.	850,301	144,712,727
Occidental Petroleum Corp.(c)	3,122,946	137,222,247
ONEOK, Inc.	1,689,343	138,711,954
Phillips 66	1,157,528	143,047,310
Schlumberger N.V.(c)	3,923,907	132,628,057
Targa Resources Corp.	824,798	137,254,635
Texas Pacific Land Corp.(c)	127,500	123,436,575
Valero Energy Corp.	1,044,387	143,404,779
Williams Cos., Inc. (The)	2,356,781	141,289,021
		3,075,666,342
Financials-15.03%
Aflac, Inc.	1,382,223	137,337,677
Allstate Corp. (The)	714,150	145,150,987
American Express Co.	468,165	140,126,466
American International Group, Inc.	1,659,370	128,816,893
Ameriprise Financial, Inc.	271,544	140,711,385
Aon PLC, Class A	400,971	142,629,394
Apollo Global Management, Inc.(c)	1,014,485	147,424,960
Arch Capital Group Ltd.(c)	1,566,610	134,822,457
Arthur J. Gallagher & Co.	447,937	128,669,903
Assurant, Inc.	712,840	133,514,932
Bank of America Corp.	3,130,391	147,973,583
Bank of New York Mellon Corp. (The)	1,563,574	158,624,582
Berkshire Hathaway, Inc., Class B(b)	287,194	135,521,105
BlackRock, Inc.	140,704	155,620,031
Blackstone, Inc., Class A	990,609	171,335,733
Block, Inc., Class A(b)(c)	1,932,812	149,329,055
Brown & Brown, Inc.(c)	1,340,797	122,508,622
Capital One Financial Corp.	698,120	150,095,800
Cboe Global Markets, Inc.	628,263	151,436,514
Charles Schwab Corp. (The)	1,584,401	154,843,510
Chubb Ltd.	490,424	130,472,401
Cincinnati Financial Corp.	953,146	140,598,566
Citigroup, Inc.	1,786,110	167,358,507
Citizens Financial Group, Inc.	3,382,580	161,416,718
CME Group, Inc., Class A	519,639	144,605,141
Coinbase Global, Inc., Class A(b)	559,032	211,179,928
Corpay, Inc.(b)	401,864	129,822,165
Erie Indemnity Co., Class A(c)	392,567	139,848,068
Everest Group Ltd.	417,207	140,098,111
FactSet Research Systems, Inc.(c)	331,130	133,412,277
Fidelity National Information Services, Inc.	1,727,664	137,193,798
Fifth Third Bancorp	3,577,864	148,731,806
Fiserv, Inc.(b)	833,010	115,738,409
Franklin Resources, Inc.(c)	6,212,830	149,107,920
Global Payments, Inc.	1,758,575	140,598,071
Globe Life, Inc.	1,169,068	164,218,982
Goldman Sachs Group, Inc. (The)	224,080	162,142,047
	Shares	Value
Financials-(continued)
Hartford Insurance Group, Inc. (The)	1,125,893	$140,049,830
Huntington Bancshares, Inc.	8,702,813	142,987,218
Intercontinental Exchange, Inc.	789,004	145,831,609
Invesco Ltd.(d)	9,291,878	195,222,357
Jack Henry & Associates, Inc.(c)	778,840	132,258,715
JPMorgan Chase & Co.	522,807	154,876,346
KeyCorp	8,627,819	154,610,516
KKR & Co., Inc., Class A	1,111,653	162,946,097
Loews Corp.	1,581,655	143,203,044
M&T Bank Corp.(c)	759,318	143,283,307
MarketAxess Holdings, Inc.	622,327	127,888,199
Marsh & McLennan Cos., Inc.	644,993	128,482,606
Mastercard, Inc., Class A	237,206	134,370,083
MetLife, Inc.	1,774,774	134,794,085
Moody’s Corp.	289,940	149,530,756
Morgan Stanley	1,065,034	151,724,744
MSCI, Inc.	252,914	141,975,803
Nasdaq, Inc.	1,613,557	155,256,455
Northern Trust Corp.	1,291,242	167,861,460
PayPal Holdings, Inc.(b)	1,876,920	129,057,019
PNC Financial Services Group, Inc. (The)	787,914	149,916,397
Principal Financial Group, Inc.	1,830,634	142,478,244
Progressive Corp. (The)	531,460	128,634,578
Prudential Financial, Inc.	1,338,707	138,663,271
Raymond James Financial, Inc.	948,234	158,478,348
Regions Financial Corp.	6,282,314	159,131,014
S&P Global, Inc.	272,438	150,140,582
State Street Corp.	1,439,036	160,812,273
Synchrony Financial	2,266,021	157,873,683
T. Rowe Price Group, Inc.	1,472,273	149,362,096
Travelers Cos., Inc. (The)	535,850	139,449,604
Truist Financial Corp.	3,477,846	152,016,649
U.S. Bancorp	3,168,112	142,438,316
Visa, Inc., Class A	374,673	129,438,281
W.R. Berkley Corp.	1,934,659	133,123,886
Wells Fargo & Co.	1,868,740	150,676,506
Willis Towers Watson PLC	473,199	149,440,976
		10,821,321,457
Health Care-11.22%
Abbott Laboratories	1,035,801	130,707,728
AbbVie, Inc.	731,152	138,202,351
Agilent Technologies, Inc.	1,169,687	134,291,765
Align Technology, Inc.(b)(c)	755,348	97,447,446
Amgen, Inc.	480,181	141,701,413
Baxter International, Inc.(c)	4,459,896	97,047,337
Becton, Dickinson and Co.	810,635	144,495,689
Biogen, Inc.(b)	1,052,443	134,712,704
Bio-Techne Corp.	2,717,163	148,710,331
Boston Scientific Corp.(b)	1,408,798	147,811,086
Bristol-Myers Squibb Co.	2,792,101	120,925,894
Cardinal Health, Inc.	912,528	141,642,596
Cencora, Inc.	489,029	139,901,416
Centene Corp.(b)	2,531,798	66,003,974
Charles River Laboratories International, Inc.(b)	926,535	157,177,397
Cigna Group (The)	450,916	120,565,920
Cooper Cos., Inc. (The)(b)	1,960,791	138,608,316
CVS Health Corp.	2,131,000	132,335,100
Danaher Corp.	684,586	134,972,976
DaVita, Inc.(b)(c)	1,013,451	142,258,117
DexCom, Inc.(b)(c)	1,687,473	136,297,194
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Edwards Lifesciences Corp.(b)(c)	1,855,717	$147,176,915
Elevance Health, Inc.	367,998	104,172,874
Eli Lilly and Co.	173,480	128,387,344
GE HealthCare Technologies, Inc.	1,907,729	136,059,232
Gilead Sciences, Inc.	1,281,114	143,856,291
HCA Healthcare, Inc.	380,857	134,819,569
Henry Schein, Inc.(b)(c)	1,968,539	133,171,663
Hologic, Inc.(b)	2,168,575	144,904,182
Humana, Inc.	604,583	151,067,154
IDEXX Laboratories, Inc.(b)	267,076	142,701,378
Incyte Corp.(b)	2,033,984	152,325,062
Insulet Corp.(b)	463,281	133,610,240
Intuitive Surgical, Inc.(b)	268,004	128,934,044
IQVIA Holdings, Inc.(b)	882,155	163,957,328
Johnson & Johnson	901,983	148,592,679
Labcorp Holdings, Inc.	538,617	140,083,509
McKesson Corp.	195,096	135,306,880
Medtronic PLC	1,590,071	143,488,007
Merck & Co., Inc.	1,743,776	136,223,781
Mettler-Toledo International, Inc.(b)(c)	117,385	144,815,527
Moderna, Inc.(b)(c)	5,046,164	149,164,608
Molina Healthcare, Inc.(b)	475,185	75,017,456
Pfizer, Inc.	5,720,471	133,229,770
Quest Diagnostics, Inc.(c)	791,592	132,520,417
Regeneron Pharmaceuticals, Inc.	269,974	147,260,018
ResMed, Inc.(c)	557,390	151,576,637
Revvity, Inc.(c)	1,457,730	128,134,467
Solventum Corp.(b)	1,881,998	134,299,377
STERIS PLC	581,671	131,742,665
Stryker Corp.	367,837	144,460,625
Thermo Fisher Scientific, Inc.	336,909	157,565,601
UnitedHealth Group, Inc.	451,138	112,585,999
Universal Health Services, Inc., Class B	812,704	135,274,581
Vertex Pharmaceuticals, Inc.(b)(c)	309,471	141,388,016
Viatris, Inc.	15,594,311	136,294,278
Waters Corp.(b)	404,901	116,919,213
West Pharmaceutical Services, Inc.	625,148	149,572,911
Zimmer Biomet Holdings, Inc.(c)	1,486,009	136,192,725
Zoetis, Inc.	842,527	122,832,011
		8,075,501,784
Industrials-15.91%
3M Co.	951,602	141,998,050
A.O. Smith Corp.	2,140,150	151,501,218
Allegion PLC	1,015,162	168,435,679
AMETEK, Inc.	774,028	143,079,076
Automatic Data Processing, Inc.	448,625	138,849,438
Axon Enterprise, Inc.(b)	179,606	135,690,537
Boeing Co. (The)(b)	654,234	145,135,271
Broadridge Financial Solutions, Inc.	580,562	143,694,901
Builders FirstSource, Inc.(b)(c)	1,224,665	155,691,661
C.H. Robinson Worldwide, Inc.	1,480,524	170,734,028
Carrier Global Corp.	1,932,214	132,588,525
Caterpillar, Inc.	385,535	168,872,041
Cintas Corp.	631,655	140,574,820
Copart, Inc.(b)	2,773,156	125,707,161
CSX Corp.	4,332,996	153,994,678
Cummins, Inc.	432,782	159,099,319
Dayforce, Inc.(b)(c)	2,309,039	133,162,279
Deere & Co.	268,819	140,960,619
Delta Air Lines, Inc.	2,847,899	151,536,706
Dover Corp.	781,690	141,595,327
	Shares	Value
Industrials-(continued)
Eaton Corp. PLC	429,915	$165,396,899
Emerson Electric Co.	1,107,461	161,146,650
Equifax, Inc.	515,900	123,934,657
Expeditors International of Washington, Inc.(c)	1,223,680	142,240,563
Fastenal Co.	3,283,388	151,462,688
FedEx Corp.	625,135	139,711,421
Fortive Corp.	2,575,364	123,437,197
GE Vernova, Inc.	289,956	191,455,047
Generac Holdings, Inc.(b)(c)	1,078,733	210,018,528
General Dynamics Corp.	507,664	158,193,179
General Electric Co.	570,161	154,559,244
Honeywell International, Inc.	620,048	137,867,673
Howmet Aerospace, Inc.	820,140	147,436,568
Hubbell, Inc.(c)	360,215	157,586,858
Huntington Ingalls Industries, Inc.(c)	619,010	172,617,129
IDEX Corp.	764,687	125,033,971
Illinois Tool Works, Inc.	568,301	145,468,007
Ingersoll Rand, Inc.	1,683,114	142,441,938
J.B. Hunt Transport Services, Inc.	994,347	143,235,685
Jacobs Solutions, Inc.	1,102,167	156,364,432
Johnson Controls International PLC	1,356,929	142,477,545
L3Harris Technologies, Inc.	568,185	156,148,602
Leidos Holdings, Inc.	960,040	153,270,386
Lennox International, Inc.	254,632	155,070,888
Lockheed Martin Corp.	306,645	129,091,412
Masco Corp.	2,192,886	149,401,323
Nordson Corp.(c)	639,004	136,881,047
Norfolk Southern Corp.	557,446	154,969,988
Northrop Grumman Corp.	287,000	165,487,070
Old Dominion Freight Line, Inc.	863,817	128,924,687
Otis Worldwide Corp.	1,468,179	125,808,259
PACCAR, Inc.	1,491,610	147,311,404
Parker-Hannifin Corp.	208,716	152,759,240
Paychex, Inc.	909,180	131,221,949
Paycom Software, Inc.(c)	556,278	128,800,608
Pentair PLC	1,411,437	144,248,861
Quanta Services, Inc.	393,617	159,859,672
Republic Services, Inc.	564,445	130,189,239
Rockwell Automation, Inc.	430,827	151,526,164
Rollins, Inc.	2,457,207	140,724,245
RTX Corp.	987,837	155,653,476
Snap-on, Inc.(c)	436,838	140,307,997
Southwest Airlines Co.(c)	4,181,402	129,330,764
Stanley Black & Decker, Inc.(c)	2,055,683	139,066,955
Textron, Inc.	1,823,715	141,830,316
Trane Technologies PLC	331,468	145,209,501
TransDigm Group, Inc.	97,928	157,513,271
Uber Technologies, Inc.(b)	1,617,562	141,941,066
Union Pacific Corp.	620,338	137,696,426
United Airlines Holdings, Inc.(b)(c)	1,781,240	157,301,304
United Parcel Service, Inc., Class B	1,384,508	119,289,209
United Rentals, Inc.	194,486	171,719,469
Veralto Corp.	1,426,142	149,502,466
Verisk Analytics, Inc.	450,072	125,439,567
W.W. Grainger, Inc.	130,052	135,194,256
Wabtec Corp.	686,553	131,852,504
Waste Management, Inc.(c)	598,060	137,051,430
Xylem, Inc.	1,102,562	159,452,516
		11,452,034,750
Information Technology-13.98%
Accenture PLC, Class A (Ireland)	438,973	117,249,688
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Adobe, Inc.(b)	338,817	$121,191,453
Advanced Micro Devices, Inc.(b)	1,156,341	203,874,482
Akamai Technologies, Inc.(b)(c)	1,790,884	136,662,358
Amphenol Corp., Class A	1,504,780	160,274,118
Analog Devices, Inc.	602,493	135,338,003
Apple, Inc.	704,465	146,225,800
Applied Materials, Inc.	810,296	145,901,898
Arista Networks, Inc.(b)	1,486,371	183,150,635
Autodesk, Inc.(b)	471,874	143,029,728
Broadcom, Inc.	553,895	162,678,961
Cadence Design Systems, Inc.(b)	455,683	166,128,351
CDW Corp.(c)	797,225	139,020,096
Cisco Systems, Inc.	2,181,416	148,510,801
Cognizant Technology Solutions Corp., Class A	1,736,510	124,611,958
Corning, Inc.	2,775,677	175,533,813
CrowdStrike Holdings, Inc., Class A(b)	293,961	133,625,852
Datadog, Inc., Class A(b)(c)	1,067,875	149,481,142
Dell Technologies, Inc., Class C	1,258,958	167,051,137
Enphase Energy, Inc.(b)	3,092,978	100,088,768
EPAM Systems, Inc.(b)	793,210	125,097,149
F5, Inc.(b)	478,384	149,935,113
Fair Isaac Corp.(b)	77,586	111,469,358
First Solar, Inc.(b)(c)	834,451	145,803,623
Fortinet, Inc.(b)	1,372,568	137,119,543
Gartner, Inc.(b)	338,270	114,555,136
Gen Digital, Inc.(c)	4,756,679	140,274,464
GoDaddy, Inc., Class A(b)(c)	791,938	127,961,342
Hewlett Packard Enterprise Co.	7,685,458	159,012,126
HP, Inc.	5,642,147	139,925,246
Intel Corp.	6,771,404	134,073,799
International Business Machines Corp.	497,303	125,892,254
Intuit, Inc.	182,842	143,554,739
Jabil, Inc.	784,916	175,169,704
Keysight Technologies, Inc.(b)	861,784	141,255,015
KLA Corp.	160,707	141,266,274
Lam Research Corp.	1,539,868	146,041,081
Microchip Technology, Inc.(c)	2,012,193	136,004,125
Micron Technology, Inc.	1,206,790	131,709,061
Microsoft Corp.	295,899	157,862,116
Monolithic Power Systems, Inc.	194,251	138,159,081
Motorola Solutions, Inc.	342,213	150,224,663
NetApp, Inc.(c)	1,364,406	142,075,597
NVIDIA Corp.	980,392	174,382,325
NXP Semiconductors N.V. (Netherlands)	644,605	137,797,211
ON Semiconductor Corp.(b)(c)	2,704,277	152,413,052
Oracle Corp.	794,198	201,543,626
Palantir Technologies, Inc., Class A(b)	1,027,074	162,637,168
Palo Alto Networks, Inc.(b)(c)	720,856	125,140,602
PTC, Inc.(b)(c)	818,882	175,904,042
QUALCOMM, Inc.	878,617	128,945,831
Roper Technologies, Inc.	246,140	135,475,456
Salesforce, Inc.	527,106	136,167,293
Seagate Technology Holdings PLC	1,107,279	173,853,876
ServiceNow, Inc.(b)	139,139	131,224,774
Skyworks Solutions, Inc.	1,922,984	131,801,323
Super Micro Computer, Inc.(b)(c)	3,240,615	191,099,067
Synopsys, Inc.(b)	279,774	177,228,436
TE Connectivity PLC (Switzerland)	844,600	173,776,450
Teledyne Technologies, Inc.(b)	281,247	154,972,722
Teradyne, Inc.	1,613,557	173,344,429
	Shares	Value
Information Technology-(continued)
Texas Instruments, Inc.	701,206	$126,960,358
Trimble, Inc.(b)	1,930,579	161,956,272
Tyler Technologies, Inc.(b)(c)	239,929	140,252,896
VeriSign, Inc.	500,338	134,525,878
Western Digital Corp.(c)	2,515,417	197,938,164
Workday, Inc., Class A(b)(c)	557,435	127,864,440
Zebra Technologies Corp., Class A(b)	478,399	162,186,829
		10,063,462,171
Materials-5.04%
Air Products and Chemicals, Inc.	496,080	142,811,510
Albemarle Corp.(c)	2,151,856	146,003,430
Amcor PLC	15,286,868	142,932,216
Avery Dennison Corp.	789,687	132,485,788
Ball Corp.	2,549,238	145,969,368
CF Industries Holdings, Inc.	1,470,693	136,524,431
Corteva, Inc.	1,942,911	140,142,170
Dow, Inc.(c)	4,565,105	106,321,295
DuPont de Nemours, Inc.	2,018,092	145,100,815
Eastman Chemical Co.	1,749,507	127,031,703
Ecolab, Inc.	523,031	136,908,595
Freeport-McMoRan, Inc.	3,414,582	137,402,780
International Flavors & Fragrances, Inc.(c)	1,787,679	126,978,839
International Paper Co.	2,974,372	139,022,147
Linde PLC	298,507	137,390,832
LyondellBasell Industries N.V., Class A	2,291,407	132,741,208
Martin Marietta Materials, Inc.	256,169	147,266,435
Mosaic Co. (The)	4,041,299	145,527,177
Newmont Corp.	2,627,221	163,150,424
Nucor Corp.	1,196,078	171,122,879
Packaging Corp. of America	725,296	140,526,100
PPG Industries, Inc.	1,239,009	130,715,450
Sherwin-Williams Co. (The)	392,141	129,751,614
Smurfit WestRock PLC	3,227,495	143,236,228
Steel Dynamics, Inc.	1,077,542	137,451,258
Vulcan Materials Co.	536,157	147,266,243
		3,631,780,935
Real Estate-5.91%
Alexandria Real Estate Equities, Inc.(c)	1,913,329	146,235,735
American Tower Corp.	653,139	136,107,636
AvalonBay Communities, Inc.	678,418	126,375,705
BXP, Inc.(c)	1,918,940	125,556,244
Camden Property Trust	1,192,925	130,267,410
CBRE Group, Inc., Class A(b)	1,046,235	162,940,639
CoStar Group, Inc.(b)	1,712,009	162,966,137
Crown Castle, Inc.	1,408,381	148,006,759
Digital Realty Trust, Inc.	796,820	140,590,921
Equinix, Inc., REIT(c)	156,711	123,044,776
Equity Residential(c)	2,021,517	127,759,874
Essex Property Trust, Inc.(c)	489,796	127,435,123
Extra Space Storage, Inc.	931,830	125,200,679
Federal Realty Investment Trust	1,451,851	133,802,588
Healthpeak Properties, Inc.	7,997,638	135,479,988
Host Hotels & Resorts, Inc.	8,767,904	137,831,451
Invitation Homes, Inc.	4,203,092	128,824,770
Iron Mountain, Inc.	1,387,033	135,041,533
Kimco Realty Corp.	6,671,835	141,643,057
Mid-America Apartment Communities, Inc.	931,260	132,639,362
Prologis, Inc., REIT	1,290,686	137,819,451
Public Storage	466,524	126,866,537
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Realty Income Corp., REIT	2,424,482	$136,086,175
Regency Centers Corp.(c)	1,972,227	140,817,008
SBA Communications Corp., Class A(c)	623,024	140,005,953
Simon Property Group, Inc.	877,355	143,701,975
UDR, Inc.	3,368,820	132,360,938
Ventas, Inc.	2,208,601	148,373,815
VICI Properties, Inc.(c)	4,311,623	140,558,910
Welltower, Inc., REIT	932,007	153,846,395
Weyerhaeuser Co.(c)	5,118,582	128,220,479
		4,256,408,023
Utilities-6.42%
AES Corp. (The)	12,199,582	160,424,503
Alliant Energy Corp.	2,291,045	148,940,835
Ameren Corp.(c)	1,461,174	147,768,527
American Electric Power Co., Inc.(c)	1,373,772	155,428,564
American Water Works Co., Inc.	996,470	139,744,953
Atmos Energy Corp.	918,991	143,289,077
CenterPoint Energy, Inc.(c)	3,886,562	150,876,337
CMS Energy Corp.	2,000,616	147,645,461
Consolidated Edison, Inc.	1,365,551	141,334,528
Constellation Energy Corp.	479,515	166,794,497
Dominion Energy, Inc.(c)	2,520,107	147,300,254
DTE Energy Co.	1,038,119	143,686,051
Duke Energy Corp.	1,203,490	146,392,524
Edison International	2,822,818	147,125,274
Entergy Corp.	1,704,948	154,178,448
Evergy, Inc.(c)	2,074,306	146,860,865
Eversource Energy	2,136,620	141,230,582
Exelon Corp.	3,265,859	146,767,703
FirstEnergy Corp.	3,482,708	148,746,459
NextEra Energy, Inc.	1,918,317	136,315,606
NiSource, Inc.	3,549,054	150,657,342
NRG Energy, Inc.	939,378	157,064,001
PG&E Corp.	9,732,285	136,446,636
Pinnacle West Capital Corp.	1,569,806	142,255,820
PPL Corp.(c)	4,145,601	147,956,500
Public Service Enterprise Group, Inc.	1,732,993	155,605,441
	Shares	Value
Utilities-(continued)
Sempra	1,843,175	$150,550,534
Southern Co. (The)	1,563,762	147,744,234
Vistra Corp.	839,928	175,158,585
WEC Energy Group, Inc.(c)	1,326,346	144,677,822
Xcel Energy, Inc.	2,052,029	150,701,010
		4,619,668,973
Total Common Stocks & Other Equity Interests (Cost $67,659,493,250)		71,839,063,065
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $100,488,744)	100,488,744	100,488,744
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $67,759,981,994)		71,939,551,809
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.07%
Invesco Private Government Fund, 4.32%(d)(e)(f)	771,481,224	771,481,224
Invesco Private Prime Fund, 4.46%(d)(e)(f)	2,159,463,791	2,159,895,684
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,931,376,908)		2,931,376,908
TOTAL INVESTMENTS IN SECURITIES-103.99% (Cost $70,691,358,902)		74,870,928,717
OTHER ASSETS LESS LIABILITIES-(3.99)%		(2,869,526,847)
NET ASSETS-100.00%		$72,001,401,870

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Ltd.	$128,171,783	$16,394,421	$(16,125,176)	$65,466,861	$1,314,468	$195,222,357	$1,926,806
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	85,360,814	652,597,669	(637,469,739)	-	-	100,488,744	1,048,909
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$864,508,230	$1,756,694,176	$(1,849,721,182)	$-	$-	$771,481,224	$9,472,842 *
Invesco Private Prime Fund	2,288,058,550	3,237,532,142	(3,365,696,210)	168,661	(167,459)	2,159,895,684	25,881,196 *
Total	$3,366,099,377	$5,663,218,408	$(5,869,012,307)	$65,635,522	$1,147,009	$3,227,088,009	$38,329,753

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-mini S&P 500 Equal Weight	940	September-2025	$140,257,400	$3,418,562	$3,418,562

(a)	Futures contracts collateralized by $28,730,830 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Diversified Telecommunication Services-17.16%
AT&T, Inc.	104,885	$2,874,898
Frontier Communications Parent, Inc.(b)	82,225	3,020,946
T-Mobile US, Inc.	12,872	3,068,814
Verizon Communications, Inc.	67,957	2,905,841
		11,870,499
Entertainment-31.05%
Electronic Arts, Inc.	20,128	3,069,319
Live Nation Entertainment, Inc.(b)(c)	20,701	3,057,538
Netflix, Inc.(b)	2,437	2,825,458
Take-Two Interactive Software, Inc.(b)	12,662	2,820,207
TKO Group Holdings, Inc.	18,023	3,028,044
Walt Disney Co. (The)	24,869	2,962,146
Warner Bros. Discovery, Inc.(b)	282,822	3,724,766
		21,487,478
Interactive Media & Services-14.09%
Alphabet, Inc., Class A	9,232	1,771,621
Alphabet, Inc., Class C	7,447	1,436,228
Match Group, Inc.	94,243	3,229,708
Meta Platforms, Inc., Class A	4,282	3,311,870
		9,749,427
Media-37.61%
Charter Communications, Inc., Class A(b)	7,435	2,002,692
Comcast Corp., Class A	84,493	2,807,702
Fox Corp., Class A	34,744	1,937,325
Fox Corp., Class B	21,388	1,093,782
Interpublic Group of Cos., Inc. (The)	125,103	3,077,534
New York Times Co. (The), Class A	53,336	2,767,605
News Corp., Class A	79,722	2,337,449
News Corp., Class B(c)	23,526	786,239
Omnicom Group, Inc.(c)	40,552	2,921,772
	Shares	Value
Media-(continued)
Paramount Global, Class B(c)	242,848	$3,052,599
Trade Desk, Inc. (The), Class A(b)	37,252	3,239,434
		26,024,133
Total Common Stocks & Other Equity Interests (Cost $61,011,543)		69,131,537

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $3,519)	3,519	3,519
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $61,015,062)		69,135,056
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.88%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,664,996	2,664,996
Invesco Private Prime Fund, 4.46%(d)(e)(f)	6,940,268	6,941,656
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,606,652)		9,606,652
TOTAL INVESTMENTS IN SECURITIES-113.80% (Cost $70,621,714)		78,741,708
OTHER ASSETS LESS LIABILITIES-(13.80)%		(9,549,362)
NET ASSETS-100.00%		$69,192,346

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,689	$330,815	$(353,985)	$-	$-	$3,519	$181
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,364,647	16,915,791	(16,615,442)	-	-	2,664,996	26,694 *
Invesco Private Prime Fund	6,180,518	37,473,909	(36,712,720)	6	(57)	6,941,656	69,155 *
Total	$8,571,854	$54,720,515	$(53,682,147)	$6	$(57)	$9,610,171	$96,030

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)—(continued)
July 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Automobile Components-1.83%
Aptiv PLC (Jersey)(b)	53,802	$3,692,969
Automobiles-5.69%
Ford Motor Co.	354,209	3,921,094
General Motors Co.	75,710	4,038,371
Tesla, Inc.(b)	11,554	3,561,752
		11,521,217
Broadline Retail-4.25%
Amazon.com, Inc.(b)	17,715	4,147,259
eBay, Inc.	48,478	4,447,856
		8,595,115
Distributors-5.26%
Genuine Parts Co.	30,631	3,947,723
LKQ Corp.	95,874	2,825,407
Pool Corp.	12,593	3,880,407
		10,653,537
Hotels, Restaurants & Leisure-37.78%
Airbnb, Inc., Class A(b)	27,359	3,622,605
Booking Holdings, Inc.	687	3,781,289
Caesars Entertainment, Inc.(b)	135,334	3,610,711
Carnival Corp.(b)	158,187	4,709,227
Chipotle Mexican Grill, Inc.(b)	72,913	3,126,509
Darden Restaurants, Inc.	17,351	3,499,176
Domino’s Pizza, Inc.	8,448	3,913,198
DoorDash, Inc., Class A(b)	17,340	4,339,335
Expedia Group, Inc.	21,792	3,927,354
Hilton Worldwide Holdings, Inc.	14,883	3,989,835
Las Vegas Sands Corp.	90,255	4,729,362
Marriott International, Inc., Class A	14,180	3,741,109
McDonald’s Corp.	12,515	3,755,376
MGM Resorts International(b)	113,626	4,141,668
Norwegian Cruise Line Holdings Ltd.(b)	197,898	5,058,273
Royal Caribbean Cruises Ltd.(c)	14,079	4,475,292
Starbucks Corp.	39,573	3,528,329
Wynn Resorts Ltd.	43,151	4,704,754
Yum! Brands, Inc.	26,318	3,793,740
		76,447,142
Household Durables-11.97%
D.R. Horton, Inc.	30,260	4,322,338
Garmin Ltd.	18,058	3,950,368
Lennar Corp., Class A	33,866	3,799,088
Mohawk Industries, Inc.(b)	36,061	4,129,345
NVR, Inc.(b)	515	3,887,987
PulteGroup, Inc.	36,517	4,123,500
		24,212,626
Leisure Products-2.03%
Hasbro, Inc.	54,682	4,109,899
	Shares	Value
Specialty Retail-21.11%
AutoZone, Inc.(b)	1,027	$3,870,126
Best Buy Co., Inc.	51,982	3,381,949
CarMax, Inc.(b)	55,676	3,151,818
Home Depot, Inc. (The)	10,464	3,845,625
Lowe’s Cos., Inc.	17,048	3,811,421
O’Reilly Automotive, Inc.(b)	41,951	4,124,622
Ross Stores, Inc.	27,692	3,781,066
TJX Cos., Inc. (The)	30,333	3,777,369
Tractor Supply Co.(c)	73,591	4,191,007
Ulta Beauty, Inc.(b)	8,258	4,252,953
Williams-Sonoma, Inc.	24,269	4,539,516
		42,727,472
Textiles, Apparel & Luxury Goods-10.07%
Deckers Outdoor Corp.(b)	34,988	3,714,676
lululemon athletica, inc.(b)	14,958	2,999,528
NIKE, Inc., Class B	59,821	4,468,031
Ralph Lauren Corp.	14,091	4,209,686
Tapestry, Inc.	46,170	4,987,745
		20,379,666
Total Common Stocks & Other Equity Interests (Cost $206,312,302)		202,339,643

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $27,796)	27,796	27,796
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $206,340,098)		202,367,439
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.30%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,288,261	1,288,261
Invesco Private Prime Fund, 4.46%(d)(e)(f)	3,356,490	3,357,161
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,645,623)		4,645,422
TOTAL INVESTMENTS IN SECURITIES-102.30% (Cost $210,985,721)		207,012,861
OTHER ASSETS LESS LIABILITIES-(2.30)%		(4,648,216)
NET ASSETS-100.00%		$202,364,645
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,183	$876,743	$(863,130)	$-	$-	$27,796	$1,357
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,832,009	9,294,879	(11,838,627)	-	-	1,288,261	26,805 *
Invesco Private Prime Fund	9,939,498	23,883,960	(30,465,995)	(200)	(102)	3,357,161	71,766 *
Total	$13,785,690	$34,055,582	$(43,167,752)	$(200)	$(102)	$4,673,218	$99,928

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Beverages-18.14%
Brown-Forman Corp., Class B(b)	241,965	$6,980,690
Coca-Cola Co. (The)	92,330	6,268,284
Constellation Brands, Inc., Class A	39,361	6,574,862
Keurig Dr Pepper, Inc.	202,491	6,611,331
Molson Coors Beverage Co., Class B	128,566	6,263,736
Monster Beverage Corp.(c)	106,323	6,246,476
PepsiCo, Inc.	51,221	7,064,400
		46,009,779
Consumer Staples Distribution & Retail-21.81%
Costco Wholesale Corp.	6,674	6,271,157
Dollar General Corp.	59,704	6,262,950
Dollar Tree, Inc.(c)	70,619	8,018,788
Kroger Co. (The)	102,969	7,218,127
Sysco Corp.	89,024	7,086,310
Target Corp.	67,812	6,815,106
Walgreens Boots Alliance, Inc.	586,778	6,830,096
Walmart, Inc.	69,458	6,805,495
		55,308,029
Food Products-36.38%
Archer-Daniels-Midland Co.	136,701	7,406,460
Bunge Global S.A.	88,165	7,032,040
Campbell’s Co. (The)(b)	199,249	6,360,028
Conagra Brands, Inc.	297,507	5,432,478
General Mills, Inc.	122,710	6,010,336
Hershey Co. (The)	39,598	7,370,376
Hormel Foods Corp.	215,139	6,043,254
J.M. Smucker Co. (The)	69,405	7,449,933
Kellanova	81,539	6,509,258
Kraft Heinz Co. (The)	251,868	6,916,295
Lamb Weston Holdings, Inc.	119,324	6,809,821
McCormick & Co., Inc.	87,990	6,214,734
Mondelez International, Inc., Class A	99,390	6,429,539
Tyson Foods, Inc., Class A	120,173	6,285,048
		92,269,600
Household Products-12.37%
Church & Dwight Co., Inc.	67,144	6,296,093
Clorox Co. (The)	52,695	6,616,384
Colgate-Palmolive Co.	72,240	6,057,324
	Shares	Value
Household Products-(continued)
Kimberly-Clark Corp.	50,089	$6,242,091
Procter & Gamble Co. (The)	41,046	6,176,192
		31,388,084
Personal Care Products-6.08%
Estee Lauder Cos., Inc. (The), Class A	95,214	8,887,275
Kenvue, Inc.	304,567	6,529,916
		15,417,191
Tobacco-5.06%
Altria Group, Inc.	111,071	6,879,738
Philip Morris International, Inc.	36,293	5,953,866
		12,833,604
Total Common Stocks & Other Equity Interests (Cost $313,106,707)		253,226,287

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $47,806)	47,806	47,806
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $313,154,513)		253,274,093
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.39%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,794,447	3,794,447
Invesco Private Prime Fund, 4.46%(d)(e)(f)	9,878,337	9,880,313
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,674,760)		13,674,760
TOTAL INVESTMENTS IN SECURITIES-105.25% (Cost $326,829,273)		266,948,853
OTHER ASSETS LESS LIABILITIES-(5.25)%		(13,319,409)
NET ASSETS-100.00%		$253,629,444

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,276	$2,033,035	$(2,014,505)	$-	$-	$47,806	$1,954
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,166,076	$10,725,970	$(13,097,599)	$-	$-	$3,794,447	$36,343 *
Invesco Private Prime Fund	15,997,189	23,700,676	(29,817,553)	607	(606)	9,880,313	99,197 *
Total	$22,192,541	$36,459,681	$(44,929,657)	$607	$(606)	$13,722,566	$137,494

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RSPG)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Energy Equipment & Services-14.75%
Baker Hughes Co., Class A	516,705	$23,277,560
Halliburton Co.	911,244	20,411,866
Schlumberger N.V.	566,560	19,149,728
		62,839,154
Oil, Gas & Consumable Fuels-85.08%
APA Corp.	1,031,132	19,890,536
Chevron Corp.	139,665	21,178,801
ConocoPhillips	216,610	20,651,597
Coterra Energy, Inc.	784,348	19,130,248
Devon Energy Corp.	586,613	19,487,284
Diamondback Energy, Inc.	135,782	20,185,352
EOG Resources, Inc.	168,617	20,237,412
EQT Corp.	374,663	20,138,136
Exxon Mobil Corp.	184,982	20,651,391
Kinder Morgan, Inc.	734,756	20,617,253
Marathon Petroleum Corp.	122,802	20,899,672
Occidental Petroleum Corp.	450,948	19,814,655
ONEOK, Inc.	243,915	20,027,861
Phillips 66	167,180	20,660,105
Targa Resources Corp.	119,100	19,819,431
Texas Pacific Land Corp.(b)	18,382	17,796,166
Valero Energy Corp.	150,833	20,710,879
Williams Cos., Inc. (The)	340,298	20,400,865
		362,297,644
Total Common Stocks & Other Equity Interests (Cost $433,319,753)		425,136,798
	Shares	Value

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d) (Cost $108,700)	108,700	$108,700
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $433,428,453)		425,245,498
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.26%
Invesco Private Government Fund, 4.32%(c)(d)(e)	302,282	302,282
Invesco Private Prime Fund, 4.46%(c)(d)(e)	787,047	787,204
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,089,494)		1,089,486
TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $434,517,947)		426,334,984
OTHER ASSETS LESS LIABILITIES-(0.11)%		(485,541)
NET ASSETS-100.00%		$425,849,443

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$164,089	$4,316,300	$(4,371,689)	$-	$-	$108,700	$2,518
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,780,543	2,188,985	(7,667,246)	-	-	302,282	32,807 *
Invesco Private Prime Fund	15,049,714	5,596,356	(19,858,858)	1,044	(1,052)	787,204	88,015 *
Total	$20,994,346	$12,101,641	$(31,897,793)	$1,044	$(1,052)	$1,198,186	$123,340

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RSPF)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%(a)
Banks-18.25%
Bank of America Corp.	92,718	$4,382,780
Citigroup, Inc.	52,912	4,957,854
Citizens Financial Group, Inc.	100,175	4,780,351
Fifth Third Bancorp	105,960	4,404,757
Huntington Bancshares, Inc.	257,754	4,234,898
JPMorgan Chase & Co.	15,466	4,581,648
KeyCorp	255,531	4,579,116
M&T Bank Corp.	22,475	4,241,032
PNC Financial Services Group, Inc. (The)	23,333	4,439,570
Regions Financial Corp.	186,059	4,712,874
Truist Financial Corp.	103,012	4,502,655
U.S. Bancorp	93,830	4,218,597
Wells Fargo & Co.	55,349	4,462,790
		58,498,922
Capital Markets-34.64%
Ameriprise Financial, Inc.	8,043	4,167,802
Bank of New York Mellon Corp. (The)	46,307	4,697,845
BlackRock, Inc.	4,175	4,617,592
Blackstone, Inc., Class A	29,332	5,073,263
Cboe Global Markets, Inc.	18,607	4,485,031
Charles Schwab Corp. (The)	46,915	4,585,003
CME Group, Inc., Class A	15,380	4,279,946
Coinbase Global, Inc., Class A(b)	16,544	6,249,661
FactSet Research Systems, Inc.	9,796	3,946,808
Franklin Resources, Inc.	183,996	4,415,904
Goldman Sachs Group, Inc. (The)	6,644	4,807,532
Intercontinental Exchange, Inc.	23,365	4,318,553
Invesco Ltd.(c)	275,200	5,781,952
KKR & Co., Inc., Class A	32,915	4,824,681
MarketAxess Holdings, Inc.	18,431	3,787,571
Moody’s Corp.	8,577	4,423,416
Morgan Stanley	31,464	4,482,361
MSCI, Inc.	7,480	4,198,973
Nasdaq, Inc.	47,785	4,597,873
Northern Trust Corp.	38,245	4,971,850
Raymond James Financial, Inc.	28,073	4,691,841
S&P Global, Inc.	8,069	4,446,826
State Street Corp.	42,623	4,763,120
T. Rowe Price Group, Inc.	43,610	4,424,235
		111,039,639
Consumer Finance-4.14%
American Express Co.	13,866	4,150,232
Capital One Financial Corp.	20,682	4,446,630
Synchrony Financial	67,119	4,676,181
		13,273,043
Financial Services-13.68%
Apollo Global Management, Inc.	30,046	4,366,285
Berkshire Hathaway, Inc., Class B(b)	8,496	4,009,092
Block, Inc., Class A(b)	57,242	4,422,517
Corpay, Inc.(b)	11,892	3,841,711
Fidelity National Information Services, Inc.	51,163	4,062,854
Fiserv, Inc.(b)	24,676	3,428,483
Global Payments, Inc.	52,082	4,163,956
Jack Henry & Associates, Inc.	23,067	3,917,123
Mastercard, Inc., Class A	7,020	3,976,619
	Shares	Value
Financial Services-(continued)
PayPal Holdings, Inc.(b)	55,586	$3,822,093
Visa, Inc., Class A	11,109	3,837,826
		43,848,559
Insurance-29.25%
Aflac, Inc.	40,920	4,065,811
Allstate Corp. (The)	21,140	4,296,705
American International Group, Inc.	49,138	3,814,583
Aon PLC, Class A	11,867	4,221,211
Arch Capital Group Ltd.	46,395	3,992,754
Arthur J. Gallagher & Co.	13,253	3,806,924
Assurant, Inc.	21,101	3,952,217
Brown & Brown, Inc.	39,694	3,626,841
Chubb Ltd.	14,521	3,863,167
Cincinnati Financial Corp.	28,215	4,161,995
Erie Indemnity Co., Class A(d)	11,625	4,141,290
Everest Group Ltd.	12,369	4,153,510
Globe Life, Inc.	34,624	4,863,633
Hartford Insurance Group, Inc. (The)	33,346	4,147,909
Loews Corp.	46,835	4,240,441
Marsh & McLennan Cos., Inc.	19,086	3,801,931
MetLife, Inc.	52,557	3,991,704
Principal Financial Group, Inc.	54,220	4,219,943
Progressive Corp. (The)	15,756	3,813,582
Prudential Financial, Inc.	39,645	4,106,429
Travelers Cos., Inc. (The)	15,873	4,130,789
W.R. Berkley Corp.	57,291	3,942,194
Willis Towers Watson PLC	14,013	4,425,446
		93,781,009
Total Common Stocks & Other Equity Interests (Cost $258,161,267)		320,441,172

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(e) (Cost $50,687)	50,687	50,687
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $258,211,954)		320,491,859
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.00%
Invesco Private Government Fund, 4.32%(c)(e)(f)	2,766	2,766
Invesco Private Prime Fund, 4.46%(c)(e)(f)	6,246	6,247
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,013)		9,013
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $258,220,967)		320,500,872
OTHER ASSETS LESS LIABILITIES-0.02%		63,631
NET ASSETS-100.00%		$320,564,503
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RSPF)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Ltd.	$3,717,095	$283,741	$(170,274)	$1,974,223	$(22,833)	$5,781,952	$55,905
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	157,209	1,400,208	(1,506,730)	-	-	50,687	2,175
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,814,765	18,232,635	(21,044,634)	-	-	2,766	15,411 *
Invesco Private Prime Fund	7,363,982	49,951,283	(57,309,018)	-	-	6,247	41,294 *
Total	$14,053,051	$69,867,867	$(80,030,656)	$1,974,223	$(22,833)	$5,841,652	$114,785

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at July 31, 2025.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Biotechnology-14.21%
AbbVie, Inc.	61,760	$11,673,875
Amgen, Inc.	40,478	11,945,058
Biogen, Inc.(b)	88,883	11,377,024
Gilead Sciences, Inc.	108,189	12,148,543
Incyte Corp.(b)	171,739	12,861,534
Moderna, Inc.(b)(c)	426,070	12,594,629
Regeneron Pharmaceuticals, Inc.	22,826	12,450,670
Vertex Pharmaceuticals, Inc.(b)	26,104	11,926,134
		96,977,467
Health Care Equipment & Supplies-31.76%
Abbott Laboratories	87,373	11,025,599
Align Technology, Inc.(b)	63,748	8,224,129
Baxter International, Inc.	376,523	8,193,140
Becton, Dickinson and Co.	68,450	12,201,212
Boston Scientific Corp.(b)	118,911	12,476,142
Cooper Cos., Inc. (The)(b)	165,514	11,700,185
DexCom, Inc.(b)	142,484	11,508,433
Edwards Lifesciences Corp.(b)	156,662	12,424,863
GE HealthCare Technologies, Inc.	161,063	11,487,013
Hologic, Inc.(b)	183,062	12,232,203
IDEXX Laboratories, Inc.(b)	22,574	12,061,514
Insulet Corp.(b)	39,117	11,281,343
Intuitive Surgical, Inc.(b)	22,654	10,898,613
Medtronic PLC	134,251	12,114,810
ResMed, Inc.	47,056	12,796,409
Solventum Corp.(b)	158,886	11,338,105
STERIS PLC	49,118	11,124,736
Stryker Corp.	30,997	12,173,452
Zimmer Biomet Holdings, Inc.	125,481	11,500,334
		216,762,235
Health Care Providers & Services-24.69%
Cardinal Health, Inc.	77,015	11,954,268
Cencora, Inc.	41,235	11,796,509
Centene Corp.(b)	213,941	5,577,442
Cigna Group (The)	38,078	10,181,296
CVS Health Corp.	179,860	11,169,306
DaVita, Inc.(b)	85,567	12,011,040
Elevance Health, Inc.	31,010	8,778,311
HCA Healthcare, Inc.	32,177	11,390,336
Henry Schein, Inc.(b)(c)	166,188	11,242,618
Humana, Inc.	51,006	12,744,869
Labcorp Holdings, Inc.	45,446	11,819,596
McKesson Corp.	16,449	11,408,039
Molina Healthcare, Inc.(b)	40,165	6,340,848
Quest Diagnostics, Inc.	66,831	11,188,178
UnitedHealth Group, Inc.	38,032	9,491,266
Universal Health Services, Inc., Class B	68,627	11,422,964
		168,516,886
	Shares	Value
Life Sciences Tools & Services-17.76%
Agilent Technologies, Inc.	98,788	$11,341,850
Bio-Techne Corp.	229,376	12,553,748
Charles River Laboratories International, Inc.(b)	78,240	13,272,634
Danaher Corp.	57,718	11,379,681
IQVIA Holdings, Inc.(b)	74,476	13,842,109
Mettler-Toledo International, Inc.(b)	9,915	12,231,937
Revvity, Inc.(c)	123,094	10,819,963
Thermo Fisher Scientific, Inc.	28,448	13,304,561
Waters Corp.(b)	34,163	9,864,908
West Pharmaceutical Services, Inc.	52,742	12,619,051
		121,230,442
Pharmaceuticals-11.46%
Bristol-Myers Squibb Co.	235,737	10,209,770
Eli Lilly and Co.	14,619	10,819,083
Johnson & Johnson	76,161	12,546,763
Merck & Co., Inc.	147,214	11,500,358
Pfizer, Inc.	482,917	11,247,137
Viatris, Inc.	1,316,614	11,507,206
Zoetis, Inc.	71,087	10,363,774
		78,194,091
Total Common Stocks & Other Equity Interests (Cost $677,563,219)		681,681,121

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $337,655)	337,655	337,655
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $677,900,874)		682,018,776
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.71%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,232,201	3,232,201
Invesco Private Prime Fund, 4.46%(d)(e)(f)	8,418,262	8,419,946
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,652,161)		11,652,147
TOTAL INVESTMENTS IN SECURITIES-101.64% (Cost $689,553,035)		693,670,923
OTHER ASSETS LESS LIABILITIES-(1.64)%		(11,199,781)
NET ASSETS-100.00%		$682,471,142
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,946	$1,887,895	$(1,682,186)	$-	$-	$337,655	$4,500
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,536,937	12,280,459	(15,585,195)	-	-	3,232,201	66,259 *
Invesco Private Prime Fund	16,935,811	30,626,250	(39,142,101)	498	(512)	8,419,946	178,383 *
Total	$23,604,694	$44,794,604	$(56,409,482)	$498	$(512)	$11,989,802	$249,142

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Aerospace & Defense-15.88%
Axon Enterprise, Inc.(b)	10,511	$7,940,955
Boeing Co. (The)(b)	38,218	8,478,281
General Dynamics Corp.	29,635	9,234,562
General Electric Co.	33,299	9,026,693
Howmet Aerospace, Inc.	47,811	8,594,984
Huntington Ingalls Industries, Inc.	36,148	10,080,231
L3Harris Technologies, Inc.	33,188	9,120,726
Lockheed Martin Corp.	17,912	7,540,594
Northrop Grumman Corp.	16,744	9,654,758
RTX Corp.	57,673	9,087,535
Textron, Inc.	106,286	8,265,862
TransDigm Group, Inc.	5,722	9,203,608
		106,228,789
Air Freight & Logistics-4.99%
C.H. Robinson Worldwide, Inc.	86,470	9,971,720
Expeditors International of Washington, Inc.	71,459	8,306,394
FedEx Corp.	36,510	8,159,620
United Parcel Service, Inc., Class B	80,847	6,965,778
		33,403,512
Building Products-10.47%
A.O. Smith Corp.	124,995	8,848,396
Allegion PLC	59,175	9,818,316
Builders FirstSource, Inc.(b)	71,337	9,069,073
Carrier Global Corp.	112,837	7,742,875
Johnson Controls International PLC	79,256	8,321,880
Lennox International, Inc.	14,839	9,036,951
Masco Corp.	128,069	8,725,341
Trane Technologies PLC	19,356	8,479,476
		70,042,308
Commercial Services & Supplies-7.19%
Cintas Corp.	36,914	8,215,211
Copart, Inc.(b)	161,950	7,341,194
Republic Services, Inc.	32,945	7,598,764
Rollins, Inc.	143,505	8,218,531
Veralto Corp.	83,086	8,709,905
Waste Management, Inc.	34,908	7,999,517
		48,083,122
Construction & Engineering-1.39%
Quanta Services, Inc.	22,938	9,315,810
Electrical Equipment-10.30%
AMETEK, Inc.	45,209	8,356,884
Eaton Corp. PLC	25,101	9,656,857
Emerson Electric Co.	64,633	9,404,748
GE Vernova, Inc.	16,881	11,146,355
Generac Holdings, Inc.(b)	62,877	12,241,523
Hubbell, Inc.	21,015	9,193,642
Rockwell Automation, Inc.	25,190	8,859,575
		68,859,584
Ground Transportation-7.51%
CSX Corp.	253,046	8,993,255
J.B. Hunt Transport Services, Inc.	58,045	8,361,382
Norfolk Southern Corp.	32,526	9,042,228
Old Dominion Freight Line, Inc.	50,451	7,529,812
Uber Technologies, Inc.(b)	94,285	8,273,509
Union Pacific Corp.	36,233	8,042,639
		50,242,825
	Shares	Value
Industrial Conglomerates-2.44%
3M Co.	55,568	$8,291,857
Honeywell International, Inc.	36,217	8,052,850
		16,344,707
Machinery-21.16%
Caterpillar, Inc.	22,511	9,860,268
Cummins, Inc.	25,275	9,291,595
Deere & Co.	15,712	8,238,901
Dover Corp.	45,655	8,269,947
Fortive Corp.	150,150	7,196,690
IDEX Corp.	44,650	7,300,722
Illinois Tool Works, Inc.	33,161	8,488,221
Ingersoll Rand, Inc.	98,298	8,318,960
Nordson Corp.	37,297	7,989,390
Otis Worldwide Corp.	85,729	7,346,118
PACCAR, Inc.	87,116	8,603,576
Parker-Hannifin Corp.	12,175	8,910,883
Pentair PLC	82,241	8,405,030
Snap-on, Inc.	25,500	8,190,345
Stanley Black & Decker, Inc.	120,041	8,120,774
Wabtec Corp.	40,082	7,697,748
Xylem, Inc.	64,387	9,311,648
		141,540,816
Passenger Airlines-3.83%
Delta Air Lines, Inc.	166,329	8,850,366
Southwest Airlines Co.	244,204	7,553,230
United Airlines Holdings, Inc.(b)	104,012	9,185,299
		25,588,895
Professional Services-10.78%
Automatic Data Processing, Inc.	26,183	8,103,639
Broadridge Financial Solutions, Inc.	33,910	8,393,064
Dayforce, Inc.(b)(c)	134,845	7,776,511
Equifax, Inc.	30,124	7,236,689
Jacobs Solutions, Inc.	64,366	9,131,604
Leidos Holdings, Inc.	56,026	8,944,551
Paychex, Inc.	53,092	7,662,768
Paycom Software, Inc.	32,480	7,520,419
Verisk Analytics, Inc.	26,257	7,318,089
		72,087,334
Trading Companies & Distributors-4.00%
Fastenal Co.	191,756	8,845,704
United Rentals, Inc.	11,335	10,008,125
W.W. Grainger, Inc.	7,581	7,880,753
		26,734,582
Total Common Stocks & Other Equity Interests (Cost $558,674,940)		668,472,284

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $274,905)	274,905	274,905
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $558,949,845)		668,747,189
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.64%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,179,735	$1,179,735
Invesco Private Prime Fund, 4.46%(d)(e)(f)	3,067,237	3,067,850
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,247,585)		4,247,585
TOTAL INVESTMENTS IN SECURITIES-100.62% (Cost $563,197,430)		672,994,774
OTHER ASSETS LESS LIABILITIES-(0.62)%		(4,139,136)
NET ASSETS-100.00%		$668,855,638

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$291,867	$2,278,113	$(2,295,075)	$-	$-	$274,905	$5,456
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,556,521	8,743,992	(11,120,778)	-	-	1,179,735	31,468 *
Invesco Private Prime Fund	9,250,913	23,322,173	(29,505,230)	85	(91)	3,067,850	84,240 *
Total	$13,099,301	$34,344,278	$(42,921,083)	$85	$(91)	$4,522,490	$121,164

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RSPM)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Chemicals-51.83%
Air Products and Chemicals, Inc.	22,312	$6,423,179
Albemarle Corp.(b)	96,735	6,563,470
CF Industries Holdings, Inc.	66,104	6,136,434
Corteva, Inc.	87,345	6,300,195
Dow, Inc.(b)	205,190	4,778,875
DuPont de Nemours, Inc.	90,714	6,522,337
Eastman Chemical Co.	78,656	5,711,212
Ecolab, Inc.	23,491	6,149,004
International Flavors & Fragrances, Inc.	80,366	5,708,397
Linde PLC	13,432	6,182,212
LyondellBasell Industries N.V., Class A	102,995	5,966,500
Mosaic Co. (The)	181,684	6,542,441
PPG Industries, Inc.	55,702	5,876,561
Sherwin-Williams Co. (The)	17,628	5,832,753
		84,693,570
Construction Materials-8.11%
Martin Marietta Materials, Inc.	11,532	6,629,516
Vulcan Materials Co.	24,108	6,621,744
		13,251,260
Containers & Packaging-23.22%
Amcor PLC	687,259	6,425,872
Avery Dennison Corp.(b)	35,491	5,954,325
Ball Corp.	114,603	6,562,168
International Paper Co.(b)	133,712	6,249,699
Packaging Corp. of America	32,580	6,312,375
Smurfit WestRock PLC	145,091	6,439,138
		37,943,577
Metals & Mining-16.75%
Freeport-McMoRan, Inc.	153,508	6,177,162
Newmont Corp.(b)	118,085	7,333,078
	Shares	Value
Metals & Mining-(continued)
Nucor Corp.	53,744	$7,689,154
Steel Dynamics, Inc.	48,417	6,176,073
		27,375,467
Total Common Stocks & Other Equity Interests (Cost $185,700,254)		163,263,874

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d) (Cost $110,943)	110,943	110,943
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $185,811,197)		163,374,817
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.12%
Invesco Private Government Fund, 4.32%(c)(d)(e)	5,045,374	5,045,374
Invesco Private Prime Fund, 4.46%(c)(d)(e)	13,125,891	13,128,516
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,173,890)		18,173,890
TOTAL INVESTMENTS IN SECURITIES-111.10% (Cost $203,985,087)		181,548,707
OTHER ASSETS LESS LIABILITIES-(11.10)%		(18,136,938)
NET ASSETS-100.00%		$163,411,769

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,716	$1,057,403	$(959,176)	$-	$-	$110,943	$1,464
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,713,390	37,634,317	(39,302,333)	-	-	5,045,374	40,941 *
Invesco Private Prime Fund	17,461,329	77,862,651	(82,195,840)	437	(61)	13,128,516	112,343 *
Total	$24,187,435	$116,554,371	$(122,457,349)	$437	$(61)	$18,284,833	$154,748

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Materials ETF (RSPM)—(continued)
July 31, 2025
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Health Care REITs-13.72%
Alexandria Real Estate Equities, Inc.(b)	47,288	$3,614,222
Healthpeak Properties, Inc.	197,665	3,348,445
Ventas, Inc.	54,585	3,667,020
Welltower, Inc., REIT	23,038	3,802,883
		14,432,570
Hotel & Resort REITs-3.23%
Host Hotels & Resorts, Inc.	216,498	3,403,349
Industrial REITs-3.23%
Prologis, Inc., REIT	31,866	3,402,651
Office REITs-2.95%
BXP, Inc.(b)	47,376	3,099,812
Real Estate Management & Development-7.66%
CBRE Group, Inc., Class A(c)	25,863	4,027,904
CoStar Group, Inc.(c)	42,317	4,028,155
		8,056,059
Residential REITs-21.25%
AvalonBay Communities, Inc.	16,740	3,118,327
Camden Property Trust	29,445	3,215,394
Equity Residential	49,913	3,154,502
Essex Property Trust, Inc.(b)	12,081	3,143,234
Invitation Homes, Inc.	103,766	3,180,428
Mid-America Apartment Communities, Inc.	22,995	3,275,178
UDR, Inc.	83,172	3,267,828
		22,354,891
Retail REITs-16.33%
Federal Realty Investment Trust	35,844	3,303,383
Kimco Realty Corp.	164,900	3,500,827
Realty Income Corp., REIT	59,859	3,359,886
Regency Centers Corp.	48,690	3,476,466
Simon Property Group, Inc.	21,650	3,546,053
		17,186,615
Specialized REITs-31.54%
American Tower Corp.	16,146	3,364,665
Crown Castle, Inc.	34,809	3,658,078
	Shares	Value
Specialized REITs-(continued)
Digital Realty Trust, Inc.	19,663	$3,469,340
Equinix, Inc., REIT	3,869	3,037,823
Extra Space Storage, Inc.	23,008	3,091,355
Iron Mountain, Inc.	34,239	3,333,509
Public Storage	11,519	3,132,477
SBA Communications Corp., Class A	15,384	3,457,093
VICI Properties, Inc.	106,449	3,470,237
Weyerhaeuser Co.	126,370	3,165,568
		33,180,145
Total Common Stocks & Other Equity Interests (Cost $117,415,046)		105,116,092

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $127,622)	127,622	127,622
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $117,542,668)		105,243,714
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.34%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,852,264	1,852,264
Invesco Private Prime Fund, 4.46%(d)(e)(f)	4,816,127	4,817,090
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,669,354)		6,669,354
TOTAL INVESTMENTS IN SECURITIES-106.37% (Cost $124,212,022)		111,913,068
OTHER ASSETS LESS LIABILITIES-(6.37)%		(6,700,374)
NET ASSETS-100.00%		$105,212,694

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$144,180	$1,046,237	$(1,062,795)	$-	$-	$127,622	$641
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,756,205	$15,433,541	$(16,337,482)	$-	$-	$1,852,264	$19,508 *
Invesco Private Prime Fund	7,188,297	36,977,461	(39,348,668)	-	-	4,817,090	53,691 *
Total	$10,088,682	$53,457,239	$(56,748,945)	$-	$-	$6,796,976	$73,840

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RSPT)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communications Equipment-6.28%
Arista Networks, Inc.(b)	541,711	$66,749,629
Cisco Systems, Inc.	794,575	54,094,666
F5, Inc.(b)	173,807	54,474,590
Motorola Solutions, Inc.	124,450	54,631,061
		229,949,946
Electronic Equipment, Instruments & Components-14.34%
Amphenol Corp., Class A	546,986	58,259,479
CDW Corp.	289,658	50,510,562
Corning, Inc.	1,009,086	63,814,599
Jabil, Inc.	285,993	63,825,058
Keysight Technologies, Inc.(b)	313,270	51,348,086
TE Connectivity PLC (Switzerland)	307,134	63,192,820
Teledyne Technologies, Inc.(b)	102,167	56,296,060
Trimble, Inc.(b)	701,783	58,872,576
Zebra Technologies Corp., Class A(b)	173,848	58,937,949
		525,057,189
IT Services-9.99%
Accenture PLC, Class A (Ireland)(c)	159,478	42,596,574
Akamai Technologies, Inc.(b)(c)	651,077	49,683,686
Cognizant Technology Solutions Corp., Class A	631,213	45,295,845
EPAM Systems, Inc.(b)	288,294	45,466,846
Gartner, Inc.(b)	123,114	41,692,556
GoDaddy, Inc., Class A(b)(c)	287,755	46,495,453
International Business Machines Corp.	180,823	45,775,342
VeriSign, Inc.	181,917	48,912,024
		365,918,326
Semiconductors & Semiconductor Equipment-27.29%
Advanced Micro Devices, Inc.(b)	421,169	74,256,306
Analog Devices, Inc.	218,918	49,175,550
Applied Materials, Inc.	294,632	53,051,438
Broadcom, Inc.	201,721	59,245,458
Enphase Energy, Inc.(b)	1,124,302	36,382,413
First Solar, Inc.(b)(c)	303,872	53,095,554
Intel Corp.	2,461,704	48,741,739
KLA Corp.	58,482	51,407,432
Lam Research Corp.	559,745	53,086,216
Microchip Technology, Inc.	731,435	49,437,692
Micron Technology, Inc.	438,743	47,884,411
Monolithic Power Systems, Inc.	70,624	50,230,614
NVIDIA Corp.	357,271	63,547,793
NXP Semiconductors N.V. (Netherlands)	234,148	50,053,818
ON Semiconductor Corp.(b)	985,666	55,552,136
QUALCOMM, Inc.	319,216	46,848,140
Skyworks Solutions, Inc.	699,099	47,916,245
Teradyne, Inc.	586,555	63,013,604
Texas Instruments, Inc.	254,933	46,158,169
		999,084,728
Software-28.98%
Adobe, Inc.(b)	123,311	44,107,112
Autodesk, Inc.(b)	171,549	51,998,217
Cadence Design Systems, Inc.(b)(c)	165,712	60,413,624
CrowdStrike Holdings, Inc., Class A(b)	106,732	48,517,165
	Shares	Value
Software-(continued)
Datadog, Inc., Class A(b)	388,181	$54,337,576
Fair Isaac Corp.(b)	28,208	40,526,998
Fortinet, Inc.(b)	498,992	49,849,301
Gen Digital, Inc.	1,729,213	50,994,491
Intuit, Inc.	66,559	52,257,468
Microsoft Corp.	107,719	57,468,086
Oracle Corp.	289,425	73,447,382
Palantir Technologies, Inc., Class A(b)	373,922	59,210,549
Palo Alto Networks, Inc.(b)(c)	261,880	45,462,368
PTC, Inc.(b)(c)	298,464	64,113,052
Roper Technologies, Inc.	89,384	49,196,954
Salesforce, Inc.	191,442	49,455,212
ServiceNow, Inc.(b)	50,683	47,800,151
Synopsys, Inc.(b)	101,780	64,474,577
Tyler Technologies, Inc.(b)	87,163	50,952,003
Workday, Inc., Class A(b)	202,529	46,456,102
		1,061,038,388
Technology Hardware, Storage & Peripherals-13.10%
Apple, Inc.	256,589	53,260,179
Dell Technologies, Inc., Class C	458,463	60,833,455
Hewlett Packard Enterprise Co.	2,800,069	57,933,428
HP, Inc.	2,051,078	50,866,734
NetApp, Inc.	496,039	51,652,541
Seagate Technology Holdings PLC	403,481	63,350,552
Super Micro Computer, Inc.(b)(c)	1,180,988	69,642,862
Western Digital Corp.(c)	916,692	72,134,494
		479,674,245
Total Common Stocks & Other Equity Interests (Cost $2,966,710,489)		3,660,722,822

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $1,255,538)	1,255,538	1,255,538
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,967,966,027)		3,661,978,360
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.09%
Invesco Private Government Fund, 4.32%(d)(e)(f)	31,565,738	31,565,738
Invesco Private Prime Fund, 4.46%(d)(e)(f)	81,608,286	81,624,608
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $113,190,472)		113,190,346
TOTAL INVESTMENTS IN SECURITIES-103.10% (Cost $3,081,156,499)		3,775,168,706
OTHER ASSETS LESS LIABILITIES-(3.10)%		(113,526,874)
NET ASSETS-100.00%		$3,661,641,832
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RSPT)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,671,599	$64,038,061	$(64,454,122)	$-	$-	$1,255,538	$57,031
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,209,365	245,430,536	(272,074,163)	-	-	31,565,738	578,311 *
Invesco Private Prime Fund	204,348,734	308,244,610	(430,968,610)	671	(797)	81,624,608	1,550,908 *
Total	$264,229,698	$617,713,207	$(767,496,895)	$671	$(797)	$114,445,884	$2,186,250

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Electric Utilities-54.53%
Alliant Energy Corp.	223,523	$14,531,230
American Electric Power Co., Inc.	134,025	15,163,588
Constellation Energy Corp.	46,767	16,267,433
Duke Energy Corp.	117,436	14,284,915
Edison International	275,415	14,354,630
Entergy Corp.	166,325	15,040,770
Evergy, Inc.	202,396	14,329,637
Eversource Energy	208,445	13,778,215
Exelon Corp.	318,651	14,320,176
FirstEnergy Corp.	339,815	14,513,499
NextEra Energy, Inc.	187,170	13,300,300
NRG Energy, Inc.	91,660	15,325,552
PG&E Corp.	949,513	13,312,172
Pinnacle West Capital Corp.	153,172	13,880,447
PPL Corp.	404,479	14,435,856
Southern Co. (The)	152,590	14,416,703
Xcel Energy, Inc.	200,196	14,702,394
		245,957,517
Gas Utilities-3.10%
Atmos Energy Corp.	89,608	13,971,679
Independent Power and Renewable Electricity Producers-7.26%
AES Corp. (The)	1,190,200	15,651,130
Vistra Corp.	81,921	17,083,805
		32,734,935
Multi-Utilities-32.01%
Ameren Corp.	142,545	14,415,576
CenterPoint Energy, Inc.(b)	379,224	14,721,476
CMS Energy Corp.	195,200	14,405,760
Consolidated Edison, Inc.	133,239	13,790,236
Dominion Energy, Inc.(b)	245,881	14,371,744
DTE Energy Co.	101,234	14,011,798
NiSource, Inc.	346,259	14,698,695
Public Service Enterprise Group, Inc.	169,073	15,181,065
	Shares	Value
Multi-Utilities-(continued)
Sempra	179,830	$14,688,514
WEC Energy Group, Inc.	129,413	14,116,370
		144,401,234
Water Utilities-3.02%
American Water Works Co., Inc.	97,181	13,628,664
Total Common Stocks & Other Equity Interests (Cost $406,823,981)		450,694,029

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d) (Cost $319,045)	319,045	319,045
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $407,143,026)		451,013,074
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.13%
Invesco Private Government Fund, 4.32%(c)(d)(e)	1,431,664	1,431,664
Invesco Private Prime Fund, 4.46%(c)(d)(e)	3,685,477	3,686,214
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,117,878)		5,117,878
TOTAL INVESTMENTS IN SECURITIES-101.12% (Cost $412,260,904)		456,130,952
OTHER ASSETS LESS LIABILITIES-(1.12)%		(5,055,994)
NET ASSETS-100.00%		$451,074,958

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$368,784	$3,565,932	$(3,615,671)	$-	$-	$319,045	$3,424
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,071,590	27,434,267	(30,074,193)	-	-	1,431,664	50,158 *
Invesco Private Prime Fund	10,595,028	68,835,947	(75,744,750)	140	(151)	3,686,214	137,109 *
Total	$15,035,402	$99,836,146	$(109,434,614)	$140	$(151)	$5,436,923	$190,691

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)—(continued)
July 31, 2025
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® GARP ETF (GRPM)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Consumer Discretionary-16.44%
Abercrombie & Fitch Co., Class A(b)	74,602	$7,163,284
Chewy, Inc., Class A(b)	156,630	5,748,321
Crocs, Inc.(b)(c)	60,857	6,069,269
Graham Holdings Co., Class B(c)	6,545	6,245,108
Grand Canyon Education, Inc.(b)	30,811	5,195,659
Hyatt Hotels Corp., Class A(c)	77,015	10,856,805
Texas Roadhouse, Inc.	30,067	5,566,304
Toll Brothers, Inc.	48,659	5,759,279
TopBuild Corp.(b)	19,442	7,201,900
Valvoline, Inc.(b)	185,678	6,545,149
Visteon Corp.(b)	75,985	8,445,733
		74,796,811
Consumer Staples-6.09%
Celsius Holdings, Inc.(b)(c)	290,784	13,184,146
Coca-Cola Consolidated, Inc.	53,197	5,944,765
Pilgrim’s Pride Corp.(c)	180,443	8,551,194
		27,680,105
Energy-11.50%
Civitas Resources, Inc.(c)	239,719	7,277,869
Matador Resources Co.	123,154	6,142,921
Murphy Oil Corp.(c)	229,313	5,689,256
NOV, Inc.(c)	504,861	6,351,151
Permian Resources Corp.	599,791	8,493,041
Valaris Ltd.(b)(c)	158,601	7,712,767
Viper Energy, Inc.(c)	125,846	4,739,360
Weatherford International PLC	104,324	5,899,522
		52,305,887
Financials-26.84%
Bank OZK	192,250	9,477,925
Cadence Bank(c)	166,148	5,790,258
East West Bancorp, Inc.	89,309	8,953,227
Equitable Holdings, Inc.	94,947	4,875,529
F.N.B. Corp.	378,437	5,797,655
Hamilton Lane, Inc., Class A	56,978	8,677,749
International Bancshares Corp.	90,543	6,173,222
Kinsale Capital Group, Inc.	19,976	8,803,223
RenaissanceRe Holdings Ltd. (Bermuda)	42,637	10,392,342
UMB Financial Corp.	66,302	7,292,557
United Bankshares, Inc.	200,774	7,131,493
Valley National Bancorp	614,798	5,699,178
Voya Financial, Inc.	99,035	6,932,450
Webster Financial Corp.	101,514	5,852,282
Western Alliance Bancorporation	96,699	7,499,974
Wintrust Financial Corp.	52,580	6,729,188
Zions Bancorporation N.A.	111,639	5,986,083
		122,064,335
Health Care-13.02%
Doximity, Inc., Class A(b)	91,546	5,378,328
Exelixis, Inc.(b)	147,894	5,356,721
Halozyme Therapeutics, Inc.(b)	160,204	9,607,434
Hims & Hers Health, Inc.(b)(c)	170,588	11,289,514
	Shares	Value
Health Care-(continued)
Lantheus Holdings, Inc.(b)(c)	137,554	$9,792,469
Medpace Holdings, Inc.(b)(c)	27,222	11,629,238
United Therapeutics Corp.(b)	22,477	6,174,432
		59,228,136
Industrials-11.09%
AAON, Inc.(c)	109,083	9,108,430
Applied Industrial Technologies, Inc.	22,229	6,035,173
Comfort Systems USA, Inc.	18,721	13,166,479
EMCOR Group, Inc.	14,236	8,932,948
ExlService Holdings, Inc.(b)	125,357	5,444,255
MSA Safety, Inc.	43,642	7,762,603
		50,449,888
Information Technology-13.40%
AppFolio, Inc., Class A(b)(c)	46,982	12,562,047
DocuSign, Inc.(b)	96,548	7,302,891
Dynatrace, Inc.(b)	164,950	8,678,019
Fabrinet (Thailand)(b)	26,870	8,698,625
Manhattan Associates, Inc.(b)	30,560	6,712,810
Qualys, Inc.(b)	42,667	5,677,698
Rambus, Inc.(b)	153,195	11,325,706
		60,957,796
Materials-1.55%
Carpenter Technology Corp.	28,247	7,044,519
Total Common Stocks & Other Equity Interests (Cost $440,614,652)		454,527,477
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $414,695)	414,695	414,695
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $441,029,347)		454,942,172
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.55%
Invesco Private Government Fund, 4.32%(d)(e)(f)	14,575,974	14,575,974
Invesco Private Prime Fund, 4.46%(d)(e)(f)	37,945,460	37,953,049
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,529,023)		52,529,023
TOTAL INVESTMENTS IN SECURITIES-111.57% (Cost $493,558,370)		507,471,195
OTHER ASSETS LESS LIABILITIES-(11.57)%		(52,635,692)
NET ASSETS-100.00%		$454,835,503
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® GARP ETF (GRPM)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,173	$2,883,296	$(2,669,774)	$-	$-	$414,695	$3,568
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,002,233	63,077,863	(79,504,122)	-	-	14,575,974	211,927 *
Invesco Private Prime Fund	80,728,791	114,827,837	(157,603,537)	3,515	(3,557)	37,953,049	573,405 *
Total	$111,932,197	$180,788,996	$(239,777,433)	$3,515	$(3,557)	$52,943,718	$788,900

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$71,839,063,065	$-	$-	$71,839,063,065
Money Market Funds	100,488,744	2,931,376,908	-	3,031,865,652
Total Investments in Securities	71,939,551,809	2,931,376,908	-	74,870,928,717
Other Investments - Assets
Futures Contracts	3,418,562	-	-	3,418,562
Total Investments	$71,942,970,371	$2,931,376,908	$-	$74,874,347,279
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$69,131,537	$-	$-	$69,131,537
Money Market Funds	3,519	9,606,652	-	9,610,171
Total Investments	$69,135,056	$9,606,652	$-	$78,741,708
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$202,339,643	$-	$-	$202,339,643
Money Market Funds	27,796	4,645,422	-	4,673,218
Total Investments	$202,367,439	$4,645,422	$-	$207,012,861
Invesco S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$253,226,287	$-	$-	$253,226,287
Money Market Funds	47,806	13,674,760	-	13,722,566
Total Investments	$253,274,093	$13,674,760	$-	$266,948,853

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$425,136,798	$-	$-	$425,136,798
Money Market Funds	108,700	1,089,486	-	1,198,186
Total Investments	$425,245,498	$1,089,486	$-	$426,334,984
Invesco S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$320,441,172	$-	$-	$320,441,172
Money Market Funds	50,687	9,013	-	59,700
Total Investments	$320,491,859	$9,013	$-	$320,500,872
Invesco S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$681,681,121	$-	$-	$681,681,121
Money Market Funds	337,655	11,652,147	-	11,989,802
Total Investments	$682,018,776	$11,652,147	$-	$693,670,923
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$668,472,284	$-	$-	$668,472,284
Money Market Funds	274,905	4,247,585	-	4,522,490
Total Investments	$668,747,189	$4,247,585	$-	$672,994,774
Invesco S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$163,263,874	$-	$-	$163,263,874
Money Market Funds	110,943	18,173,890	-	18,284,833
Total Investments	$163,374,817	$18,173,890	$-	$181,548,707
Invesco S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$105,116,092	$-	$-	$105,116,092
Money Market Funds	127,622	6,669,354	-	6,796,976
Total Investments	$105,243,714	$6,669,354	$-	$111,913,068
Invesco S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,660,722,822	$-	$-	$3,660,722,822
Money Market Funds	1,255,538	113,190,346	-	114,445,884
Total Investments	$3,661,978,360	$113,190,346	$-	$3,775,168,706
Invesco S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$450,694,029	$-	$-	$450,694,029
Money Market Funds	319,045	5,117,878	-	5,436,923
Total Investments	$451,013,074	$5,117,878	$-	$456,130,952
Invesco S&P MidCap 400® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$454,527,477	$-	$-	$454,527,477
Money Market Funds	414,695	52,529,023	-	52,943,718
Total Investments	$454,942,172	$52,529,023	$-	$507,471,195